Common Stock (Details 2) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units total warrants outstanding, beginning	412,500	0
Warrants granted	3,484,321	412,500
Warrants Exercised	0	0
Warrants Cancelled/Forfeited	0	0
Number of units total warrants outstanding, ending	3,896,821	412,500
Weighted Average Exercise Price
Weighted average total warrants outstanding, beginning	$ 0.14	$ 0
Weighted average warrants granted	0.07	0.14
Weighted average warrants exercised		0
Weighted average warrants cancelled/forfeited		0
Weighted average total warrants outstanding, ending	$ 0.08	$ 0.14